WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Change in fair value of warrant liability, amount	$ (2,883)	$ 388	$ (6,868)
Warrants outstanding, shares at ending	323,686	323,686
Warrants outstanding, fair value at ending	$ 1,952	$ 1,564
Warrants outstanding, shares at ending	1,373,686	323,686	323,686
Warrants outstanding, fair value at ending	$ 192	$ 1,952	$ 1,564
Class B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount			$ 3,537
Class C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount			$ 4,663
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price	$ 1.25		$ 47.50
Fair value of warrants shares	1,050,000		7,896
Fair value of warrants amount	$ 1,123		$ 232